Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013
Allowance for doubtful accounts receivable	$ 0	$ 0
Vessels depreciation method	straight-line basis
Vessels impairment charge	$ 8,922	$ 0	$ 0
Number of Reportable Segments	1
Number of vessels under sale and leaseback transaction	2
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect On Retained Earnings	$ (2,219)
Vessels older than ten years
Vessels dry-dock period				2 years 6 months
First 15 years of vessel's life
Vessels dry-dock period	5 years
Remaining useful life of the vessels
Vessels dry-dock period	2 years 6 months